Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000000562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class A) —including sales charge
Account Value	$ 11,751	$ 11,751	$ 11,751	$ 10,498	$ 9,290	$ 13,441	$ 11,663	$ 11,050	$ 9,026	$ 10,763	$ 8,926	$ 7,449	$ 9,450
Average Annual Return, Percent	5.80%	0.10%	1.63%
C000000562 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.95%	1.24%	2.20%
C000000564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class C) —including sales charge
Account Value	$ 11,715	$ 11,715	$ 11,715	10,465	9,261	13,499	11,802	11,263	9,269	11,136	9,304	7,823	10,000
Average Annual Return, Percent	10.08%	0.48%	1.60%
C000000564 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class C) —excluding sales charge
Average Annual Return, Percent	11.08%	0.48%	1.60%
C000071223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class Y)
Account Value	$ 12,748	$ 12,748	$ 12,748	11,361	10,027	14,472	12,527	11,838	9,646	11,472	9,491	7,900	10,000
Average Annual Return, Percent	12.20%	1.49%	2.46%
C000029646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class R5)
Account Value	$ 12,859	$ 12,859	$ 12,859	11,453	10,103	14,574	12,609	11,907	9,694	11,516	9,516	7,911	10,000
Average Annual Return, Percent	12.28%	1.55%	2.55%
C000120699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Emerging Markets All Cap Fund (Class R6)
Account Value	$ 12,938	$ 12,938	$ 12,938	11,517	10,154	14,632	12,650	11,938	9,712	11,533	9,526	7,916	10,000
Average Annual Return, Percent	12.34%	1.62%	2.61%
C000000565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class A) —including sales charge
Account Value	$ 16,844	$ 16,844	$ 16,844	13,885	14,573	17,087	13,330	11,867	10,744	10,039	8,527	9,789	9,450
Average Annual Return, Percent	14.65%	6.05%	5.35%
C000000565 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class A) —excluding sales charge
Average Annual Return, Percent	21.31%	7.25%	5.95%
C000000567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class C) —including sales charge
Account Value	$ 16,786	$ 16,786	$ 16,786	13,836	14,521	17,154	13,480	12,094	11,033	10,384	8,888	10,278	10,000
Average Annual Return, Percent	19.44%	6.46%	5.32%
C000000567 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class C) —excluding sales charge
Average Annual Return, Percent	20.44%	6.46%	5.32%
C000071224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class Y)
Account Value	$ 18,272	$ 18,272	$ 18,272	15,027	15,728	18,398	14,315	12,712	11,482	10,700	9,066	10,382	10,000
Average Annual Return, Percent	21.61%	7.53%	6.21%
C000029647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Investor Class)
Account Value	$ 17,823	$ 17,823	$ 17,823	14,693	15,420	18,080	14,106	12,558	11,369	10,623	9,024	10,359	10,000
Average Annual Return, Percent	21.30%	7.25%	5.95%
C000188882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class R6)
Account Value	$ 18,270	$ 18,270	$ 18,270	15,007	15,701	18,343	14,259	12,657	11,426	10,642	9,023	10,359	10,000
Average Annual Return, Percent	21.74%	7.62%	6.21%
C000023069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class A) —including sales charge
Account Value	$ 11,026	$ 11,026	$ 11,026	10,323	8,756	15,037	17,415	13,614	12,452	14,266	10,706	10,061	9,450
Average Annual Return, Percent	0.94%	(5.21%)	0.98%
C000023069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.81%	(4.13%)	1.55%
C000023071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	nvesco Greater China Fund (Class C) —including sales charge
Account Value	$ 10,986	$ 10,986	$ 10,986	10,285	8,724	15,100	17,614	13,876	12,788	14,759	11,164	10,565	10,000
Average Annual Return, Percent	5.03%	(4.83%)	0.94%
C000023071 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.03%	(4.83%)	0.94%
C000227292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class R)
Account Value	$ 11,373	$ 11,373	$ 11,373	10,681	9,081	15,627	18,156	14,229	13,048	14,985	11,273	10,620	10,000
Average Annual Return, Percent	6.49%	(4.38%)	1.30%
C000071228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class Y)
Account Value	$ 11,955	$ 11,955	$ 11,955	11,171	9,445	16,185	18,705	14,583	13,310	15,208	11,385	10,673	10,000
Average Annual Return, Percent	7.01%	(3.90%)	1.80%
C000188884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Greater China Fund (Class R6)
Account Value	$ 12,037	$ 12,037	$ 12,037	11,216	9,472	16,204	18,692	14,556	13,258	15,128	11,329	10,647	10,000
Average Annual Return, Percent	7.31%	(3.73%)	1.87%
C000076836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge
Account Value	$ 13,319	$ 13,319	$ 13,319	11,682	11,928	13,867	11,469	11,532	10,392	10,767	10,001	9,295	9,450
Average Annual Return, Percent	7.75%	1.77%	2.91%
C000076836 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	14.02%	2.92%	3.49%
C000076838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge
Account Value	$ 13,286	$ 13,286	$ 13,286	11,652	11,897	13,927	11,602	11,762	10,673	11,144	10,419	9,768	10,000
Average Annual Return, Percent	12.17%	2.14%	2.88%
C000076838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	13.17%	2.14%	2.88%
C000076839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R)
Account Value	$ 13,748	$ 13,748	$ 13,748	12,075	12,368	14,417	11,962	12,055	10,882	11,314	10,527	9,814	10,000
Average Annual Return, Percent	13.86%	2.66%	3.23%
C000076840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class Y)
Account Value	$ 14,447	$ 14,447	$ 14,447	12,639	12,868	14,925	12,317	12,359	11,096	11,479	10,624	9,860	10,000
Average Annual Return, Percent	14.31%	3.17%	3.75%
C000076841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R5)
Account Value	$ 14,511	$ 14,511	$ 14,511	12,689	12,918	14,972	12,351	12,383	11,119	11,503	10,638	9,861	10,000
Average Annual Return, Percent	14.36%	3.22%	3.79%
C000120702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R6)
Account Value	$ 14,605	$ 14,605	$ 14,605	12,768	12,998	15,059	12,408	12,434	11,157	11,521	10,656	9,873	10,000
Average Annual Return, Percent	14.39%	3.27%	3.86%
C000092474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge
Account Value	$ 10,987	$ 10,987	$ 10,987	10,604	10,406	9,759	7,067	7,511	7,836	8,077	8,040	7,687	9,450
Average Annual Return, Percent	(2.05%)	6.70%	0.95%
C000092474 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.63%	7.91%	1.52%
C000092476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge
Account Value	$ 10,942	$ 10,942	$ 10,942	10,559	10,361	9,804	7,155	7,663	8,038	8,351	8,380	8,074	10,000
Average Annual Return, Percent	1.87%	7.08%	0.90%
C000092476 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.86%	7.08%	0.90%
C000092477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R)
Account Value	$ 11,369	$ 11,369	$ 11,369	10,997	10,798	10,170	7,385	7,859	8,208	8,490	8,461	8,110	10,000
Average Annual Return, Percent	3.38%	7.66%	1.29%
C000092478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class Y)
Account Value	$ 11,935	$ 11,935	$ 11,935	11,476	11,224	10,509	7,594	8,057	8,379	8,617	8,549	8,155	10,000
Average Annual Return, Percent	4.00%	8.18%	1.78%
C000092479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R5)
Account Value	$ 11,992	$ 11,992	$ 11,992	11,534	11,282	10,567	7,638	8,088	8,407	8,644	8,573	8,167	10,000
Average Annual Return, Percent	3.97%	8.20%	1.83%
C000120704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R6)
Account Value	$ 12,026	$ 12,026	$ 12,026	11,583	11,326	10,608	7,661	8,125	8,439	8,675	8,585	8,180	10,000
Average Annual Return, Percent	3.82%	8.16%	1.86%
C000107688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class A) —including sales charge
Account Value	$ 12,730	$ 12,730	$ 12,730	10,967	10,558	12,901	11,547	12,684	11,207	11,569	10,551	9,641	9,450
Average Annual Return, Percent	9.70%	(1.06%)	2.44%
C000107688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	16.04%	0.07%	3.02%
C000107689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class C) —including sales charge
Account Value	$ 12,686	$ 12,686	$ 12,686	10,932	10,525	12,961	11,676	12,928	11,507	11,969	10,999	10,126	10,000
Average Annual Return, Percent	14.16%	(0.68%)	2.41%
C000107689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.16%	(0.68%)	2.41%
C000107690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R)
Account Value	$ 13,151	$ 13,151	$ 13,151	11,365	10,956	13,438	12,059	13,268	11,752	12,162	11,121	10,177	10,000
Average Annual Return, Percent	15.72%	(0.18%)	2.78%
C000107691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class Y)
Account Value	$ 13,815	$ 13,815	$ 13,815	11,878	11,393	13,903	12,402	13,590	11,978	12,334	11,221	10,228	10,000
Average Annual Return, Percent	16.30%	0.33%	3.28%
C000107692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R5)
Account Value	$ 13,816	$ 13,816	$ 13,816	11,868	11,398	13,894	12,405	13,603	11,990	12,334	11,232	10,228	10,000
Average Annual Return, Percent	16.41%	0.31%	3.29%
C000120706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R6)
Account Value	$ 13,861	$ 13,861	$ 13,861	11,907	11,414	13,921	12,410	13,591	11,978	12,334	11,222	10,228	10,000
Average Annual Return, Percent	16.40%	0.39%	3.32%
C000131984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class A) —including sales charge
Account Value	$ 10,805	$ 10,805	$ 10,805	10,415	10,583	11,743	10,500	11,279	10,475	10,915	10,244	9,447	9,450
Average Annual Return, Percent	(1.97%)	(1.97%)	0.78%
C000131984 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.71%	(0.86%)	1.35%
C000131985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class C) —including sales charge
Account Value	$ 10,761	$ 10,761	$ 10,761	10,376	10,544	11,802	10,620	11,495	10,760	11,303	10,673	9,927	10,000
Average Annual Return, Percent	1.97%	(1.59%)	0.74%
C000131985 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.97%	(1.59%)	0.74%
C000131988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class R)
Account Value	$ 11,172	$ 11,172	$ 11,172	10,787	10,992	12,228	10,954	11,807	10,993	11,479	10,797	9,980	10,000
Average Annual Return, Percent	3.57%	(1.10%)	1.11%
C000131989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class Y)
Account Value	$ 11,739	$ 11,739	$ 11,739	11,279	11,429	12,657	11,289	12,094	11,211	11,653	10,909	10,033	10,000
Average Annual Return, Percent	4.07%	(0.60%)	1.62%
C000131986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class R5)
Account Value	$ 11,725	$ 11,725	$ 11,725	11,281	11,431	12,658	11,291	12,095	11,212	11,653	10,898	10,034	10,000
Average Annual Return, Percent	4.07%	(0.62%)	1.60%
C000131987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Macro Allocation Strategy Fund (Class R6)
Account Value	$ 11,713	$ 11,713	$ 11,713	11,269	11,420	12,648	11,280	12,084	11,200	11,643	10,898	10,033	10,000
Average Annual Return, Percent	3.94%	(0.62%)	1.59%
C000139750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class A) —including sales charge
Account Value	$ 14,178	$ 14,178	$ 14,178	11,339	11,972	13,413	10,626	11,843	9,825	10,093	8,874	8,614	9,450
Average Annual Return, Percent	18.15%	2.50%	3.55%
C000139750 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class A) —excluding sales charge
Average Annual Return, Percent	25.03%	3.66%	4.14%
C000139751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class C) —including sales charge
Account Value	$ 14,121	$ 14,121	$ 14,121	11,294	11,924	13,456	10,745	12,065	10,087	10,441	9,247	9,044	10,000
Average Annual Return, Percent	23.15%	2.89%	3.51%
C000139751 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class C) —excluding sales charge
Average Annual Return, Percent	24.15%	2.89%	3.51%
C000139752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class R)
Account Value	$ 14,616	$ 14,616	$ 14,616	11,717	12,403	13,934	11,065	12,367	10,293	10,590	9,333	9,082	10,000
Average Annual Return, Percent	24.74%	3.40%	3.87%
C000139753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class Y)
Account Value	$ 15,383	$ 15,383	$ 15,383	12,263	12,926	14,432	11,406	12,689	10,502	10,751	9,429	9,130	10,000
Average Annual Return, Percent	25.44%	3.93%	4.40%
C000139754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class R5)
Account Value	$ 15,380	$ 15,380	$ 15,380	12,263	12,925	14,441	11,406	12,689	10,502	10,751	9,429	9,130	10,000
Average Annual Return, Percent	25.42%	3.92%	4.40%
C000139755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Infrastructure Fund (Class R6)
Account Value	$ 15,386	$ 15,386	$ 15,386	12,268	12,930	14,435	11,408	12,689	10,502	10,751	9,429	9,130	10,000
Average Annual Return, Percent	25.42%	3.93%	4.40%
C000209537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge
Account Value	$ 10,151	$ 10,151	$ 10,151	9,518	8,395	10,090	10,276	10,594	9,130	9,900	9,315	8,233	9,575
Average Annual Return, Percent	2.15%	(1.71%)	0.15%
C000209537 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.64%	(0.85%)	0.58%
C000209539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge
Account Value	$ 9,927	$ 9,927	$ 9,927	9,310	8,211	9,947	10,214	10,621	9,230	10,094	9,573	8,525	10,000
Average Annual Return, Percent	4.84%	(1.64%)	(0.07%)
C000209539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.84%	(1.64%)	(0.07%)
C000209538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R)
Account Value	$ 10,293	$ 10,293	$ 10,293	9,677	8,557	10,312	10,536	10,901	9,426	10,257	9,679	8,565	10,000
Average Annual Return, Percent	6.36%	(1.14%)	0.29%
C000209540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class Y)
Account Value	$ 10,858	$ 10,858	$ 10,858	10,177	8,937	10,714	10,905	11,203	9,635	10,440	9,786	8,625	10,000
Average Annual Return, Percent	6.70%	(0.62%)	0.83%
C000209536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R5)
Account Value	$ 10,767	$ 10,767	$ 10,767	10,091	8,856	10,602	10,767	11,071	9,535	10,339	9,728	8,599	10,000
Average Annual Return, Percent	6.70%	(0.56%)	0.74%
C000209535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R6)
Account Value	$ 10,955	$ 10,955	$ 10,955	10,248	9,011	10,788	10,952	11,243	9,658	10,444	9,793	8,622	10,000
Average Annual Return, Percent	6.90%	(0.52%)	0.92%
C000209552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class A) —including sales charge
Account Value	$ 15,159	$ 15,159	$ 15,159	12,777	12,105	15,000	11,822	11,482	10,627	11,200	9,926	9,663	9,450
Average Annual Return, Percent	12.12%	4.52%	4.25%
C000209552 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.55%	5.71%	4.84%
C000209548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class C) —including sales charge
Account Value	$ 15,102	$ 15,102	$ 15,102	12,730	12,060	15,055	11,960	11,702	10,915	11,591	10,350	10,150	10,000
Average Annual Return, Percent	16.69%	4.91%	4.21%
C000209548 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	17.62%	4.91%	4.21%
C000209547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R)
Account Value	$ 15,639	$ 15,639	$ 15,639	13,223	12,557	15,594	12,324	12,000	11,138	11,765	10,454	10,198	10,000
Average Annual Return, Percent	18.20%	5.44%	4.57%
C000209549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class Y)
Account Value	$ 16,425	$ 16,425	$ 16,425	13,823	13,061	16,141	12,695	12,300	11,354	11,937	10,551	10,247	10,000
Average Annual Return, Percent	18.82%	5.95%	5.09%
C000209550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R5)
Account Value	$ 16,381	$ 16,381	$ 16,381	13,766	12,993	16,037	12,590	12,177	11,245	11,852	10,503	10,226	10,000
Average Annual Return, Percent	19.00%	6.11%	5.06%
C000209551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R6)
Account Value	$ 16,702	$ 16,702	$ 16,702	14,032	13,243	16,352	12,840	12,417	11,440	12,011	10,598	10,271	10,000
Average Annual Return, Percent	18.90%	6.11%	5.26%
C000209558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class A) —including sales charge
Account Value	$ 10,894	$ 10,894	$ 10,894	10,131	9,960	10,664	10,191	10,094	10,139	9,907	9,733	9,750	9,450
Average Annual Return, Percent	1.61%	0.40%	0.86%
C000209558 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class A) —excluding sales charge
Average Annual Return, Percent	7.49%	1.54%	1.43%
C000209557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class C) —including sales charge
Account Value	$ 10,844	$ 10,844	$ 10,844	10,084	9,914	10,693	10,297	10,276	10,406	10,243	10,145	10,239	10,000
Average Annual Return, Percent	5.74%	0.77%	0.81%
C000209557 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.74%	0.77%	0.81%
C000209556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class R)
Account Value	$ 11,231	$ 11,231	$ 11,231	10,470	10,320	11,082	10,618	10,543	10,617	10,402	10,247	10,292	10,000
Average Annual Return, Percent	7.26%	1.27%	1.17%
C000209555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class Y)
Account Value	$ 11,803	$ 11,803	$ 11,803	10,952	10,739	11,470	10,937	10,805	10,829	10,555	10,351	10,342	10,000
Average Annual Return, Percent	7.76%	1.78%	1.67%
C000209554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class R5)
Account Value	$ 11,780	$ 11,780	$ 11,780	10,911	10,684	11,397	10,849	10,697	10,729	10,484	10,299	10,318	10,000
Average Annual Return, Percent	7.97%	1.95%	1.65%
C000209553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Fundamental Alternatives Fund (Class R6)
Account Value	$ 12,020	$ 12,020	$ 12,020	11,133	10,905	11,627	11,059	10,905	10,914	10,619	10,393	10,362	10,000
Average Annual Return, Percent	7.96%	1.97%	1.86%
C000209594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class A) —including sales charge
Account Value	$ 11,204	$ 11,204	$ 11,204	10,034	9,994	12,103	12,085	11,257	10,121	10,336	10,169	9,754	9,575
Average Annual Return, Percent	6.87%	(0.95%)	1.14%
C000209594 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.71%	(0.09%)	1.59%
C000209593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class C) —including sales charge
Account Value	$ 10,966	$ 10,966	$ 10,966	9,816	9,777	11,933	12,010	11,276	10,219	10,535	10,450	10,105	10,000
Average Annual Return, Percent	9.88%	(0.82%)	0.93%
C000209593 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.88%	(0.82%)	0.93%
C000209592 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R)
Account Value	$ 11,376	$ 11,376	$ 11,376	10,209	10,175	12,360	12,377	11,578	10,424	10,694	10,555	10,156	10,000
Average Annual Return, Percent	11.44%	(0.35%)	1.30%
C000209591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class Y)
Account Value	$ 12,041	$ 12,041	$ 12,041	10,748	10,661	12,878	12,823	11,921	10,682	10,879	10,674	10,212	10,000
Average Annual Return, Percent	12.03%	0.20%	1.87%
C000209590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R5)
Account Value	$ 11,883	$ 11,883	$ 11,883	10,610	10,521	12,732	12,674	11,767	10,571	10,795	10,621	10,187	10,000
Average Annual Return, Percent	12.00%	0.20%	1.74%
C000209589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R6)
Account Value	$ 12,103	$ 12,103	$ 12,103	10,802	10,709	12,937	12,874	11,948	10,702	10,892	10,694	10,221	10,000
Average Annual Return, Percent	12.04%	0.26%	1.93%
C000209615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class A) —including sales charge
Account Value	$ 10,893	$ 10,893	$ 10,893	9,650	8,326	13,482	11,552	10,924	9,261	10,469	8,399	7,762	9,450
Average Annual Return, Percent	6.68%	(1.18%)	0.86%
C000209615 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.89%	(0.06%)	1.43%
C000209617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class C) —including sales charge
Account Value	$ 10,856	$ 10,856	$ 10,856	9,616	8,296	13,535	11,682	11,133	9,507	10,828	8,755	8,151	10,000
Average Annual Return, Percent	11.00%	(0.81%)	0.82%
C000209617 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class C) —excluding sales charge
Average Annual Return, Percent	12.00%	(0.81%)	0.82%
C000209616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R)
Account Value	$ 11,239	$ 11,239	$ 11,239	9,982	8,636	14,018	12,041	11,414	9,700	10,994	8,843	8,191	10,000
Average Annual Return, Percent	12.60%	(0.31%)	1.17%
C000209618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class Y)
Account Value	$ 11,814	$ 11,814	$ 11,814	10,443	8,988	14,516	12,406	11,702	9,896	11,158	8,933	8,233	10,000
Average Annual Return, Percent	13.17%	0.19%	1.68%
C000209614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R5)
Account Value	$ 11,748	$ 11,748	$ 11,748	10,377	8,922	14,377	12,278	11,572	9,800	11,078	8,888	8,214	10,000
Average Annual Return, Percent	13.25%	0.30%	1.62%
C000209613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R6)
Account Value	$ 12,007	$ 12,007	$ 12,007	10,595	9,110	14,689	12,537	11,808	9,970	11,222	8,966	8,251	10,000
Average Annual Return, Percent	13.33%	0.34%	1.85%
C000209627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class A) —including sales charge
Account Value	$ 10,754	$ 10,754	$ 10,754	9,775	9,124	10,878	10,690	10,820	10,022	10,334	9,862	9,446	9,575
Average Annual Return, Percent	5.28%	(1.02%)	0.73%
C000209627 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.92%	(0.14%)	1.16%
C000209629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class C) —including sales charge
Account Value	$ 10,548	$ 10,548	$ 10,548	9,596	8,957	10,770	10,665	10,878	10,152	10,550	10,145	9,789	10,000
Average Annual Return, Percent	8.10%	(0.91%)	0.54%
C000209629 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	9.10%	(0.91%)	0.54%
C000209628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R)
Account Value	$ 10,936	$ 10,936	$ 10,936	9,975	9,335	11,158	10,994	11,156	10,361	10,711	10,248	9,840	10,000
Average Annual Return, Percent	9.62%	(0.40%)	0.90%
C000209630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class Y)
Account Value	$ 11,522	$ 11,522	$ 11,522	10,422	9,703	11,548	11,321	11,463	10,564	10,897	10,375	9,887	10,000
Average Annual Return, Percent	10.55%	0.10%	1.43%
C000209626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R5)
Account Value	$ 11,478	$ 11,478	$ 11,478	10,373	9,648	11,460	11,219	11,311	10,467	10,793	10,300	9,865	10,000
Average Annual Return, Percent	10.29%	0.29%	1.39%
C000209625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R6)
Account Value	$ 11,679	$ 11,679	$ 11,679	10,552	9,813	11,672	11,429	11,528	10,636	10,930	10,387	9,905	10,000
Average Annual Return, Percent	10.68%	0.26%	1.56%
C000209633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class A) —including sales charge
Account Value	$ 10,111	$ 10,111	$ 10,111	9,343	8,540	10,609	10,998	10,852	9,938	10,531	9,982	9,252	9,575
Average Annual Return, Percent	3.78%	(2.26%)	0.11%
C000209633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.28%	(1.39%)	0.55%
C000209635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class C) —including sales charge
Account Value	$ 9,931	$ 9,931	$ 9,931	9,171	8,384	10,507	10,977	10,914	10,069	10,755	10,253	9,589	10,000
Average Annual Return, Percent	6.50%	(2.15%)	(0.07%)
C000209635 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.50%	(2.15%)	(0.07%)
C000209634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R)
Account Value	$ 10,298	$ 10,298	$ 10,298	9,510	8,735	10,864	11,293	11,192	10,274	10,917	10,356	9,621	10,000
Average Annual Return, Percent	8.28%	(1.65%)	0.29%
C000209636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class Y)
Account Value	$ 10,833	$ 10,833	$ 10,833	9,955	9,077	11,274	11,658	11,474	10,482	11,081	10,460	9,687	10,000
Average Annual Return, Percent	8.81%	(1.14%)	0.80%
C000209632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R5)
Account Value	$ 10,738	$ 10,738	$ 10,738	9,892	9,020	11,168	11,533	11,339	10,379	10,999	10,425	9,663	10,000
Average Annual Return, Percent	8.56%	(1.08%)	0.71%
C000209631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R6)
Account Value	$ 10,954	$ 10,954	$ 10,954	10,086	9,190	11,381	11,754	11,572	10,537	11,143	10,500	9,688	10,000
Average Annual Return, Percent	8.60%	(1.09%)	0.92%
C000209639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge
Account Value	$ 27,084	$ 27,084	$ 27,084	19,254	20,647	29,790	20,619	16,417	13,633	13,169	10,334	10,354	9,450
Average Annual Return, Percent	32.94%	9.29%	10.48%
C000209639 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	40.70%	10.54%	11.11%
C000209641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge
Account Value	$ 27,034	$ 27,034	$ 27,034	19,214	20,603	29,925	20,865	16,727	14,005	13,625	10,775	10,882	10,000
Average Annual Return, Percent	38.66%	9.75%	10.46%
C000209641 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	39.66%	9.75%	10.46%
C000209640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R)
Account Value	$ 27,964	$ 27,964	$ 27,964	19,930	21,421	30,979	21,497	17,154	14,284	13,832	10,884	10,933	10,000
Average Annual Return, Percent	40.31%	10.27%	10.83%
C000209642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class Y)
Account Value	$ 29,384	$ 29,384	$ 29,384	20,835	22,287	32,070	22,142	17,580	14,567	14,035	10,986	10,982	10,000
Average Annual Return, Percent	41.02%	10.82%	11.38%
C000209638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R5)
Account Value	$ 29,176	$ 29,176	$ 29,176	20,677	22,107	31,786	21,940	17,396	14,426	13,935	10,935	10,956	10,000
Average Annual Return, Percent	41.10%	10.90%	11.30%
C000209637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R6)
Account Value	$ 29,863	$ 29,863	$ 29,863	21,149	22,586	32,464	22,386	17,746	14,677	14,116	11,033	11,006	10,000
Average Annual Return, Percent	41.20%	10.97%	11.56%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 14,012	$ 14,012	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
Average Annual Return, Percent	25.32%	3.93%	3.43%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 25,431	$ 25,431	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Average Annual Return, Percent	33.68%	12.03%	9.78%
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Account Value	$ 12,609	$ 12,609	$ 12,609	10,357	8,551	16,413	18,078	13,372	11,844	14,223	10,084	9,930	10,000
Average Annual Return, Percent	21.75%	(1.17%)	2.35%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	$ 23,808	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Average Annual Return, Percent	32.79%	11.08%	9.06%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	$ 10,230	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	$ 11,593	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg Global Aggregate ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. Index
Account Value	$ 9,181	$ 9,181	$ 9,181	8,450	8,237	10,922	11,144	10,617	9,845	10,055	9,930	9,326	10,000
Average Annual Return, Percent	8.65%	(2.87%)	(0.85%)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Health Care Index
Account Value	$ 26,071	$ 26,071	$ 26,071	21,719	22,920	23,094	17,296	15,605	14,458	12,875	10,439	10,818	10,000
Average Annual Return, Percent	20.04%	10.81%	10.06%
MSCI World Health Care Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index (Net)
Account Value	$ 21,921	$ 21,921	$ 21,921	18,276	18,634	19,860	15,281	13,961	12,654	11,710	9,826	10,629	10,000
Average Annual Return, Percent	19.94%	9.44%	8.17%
MSCI China All Shares Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net)
Account Value	$ 13,308	$ 13,308	$ 13,308	11,233	10,062	17,523	17,627	13,116	11,212	14,335	10,827	11,455	10,000
Average Annual Return, Percent	18.47%	0.29%	2.90%
Custom Invesco Balanced Risk Allocation Style Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Balanced Risk Allocation Style Index
Account Value	$ 19,152	$ 19,152	$ 19,152	15,436	14,485	17,448	14,236	13,401	11,914	11,911	10,486	10,210	10,000
Average Annual Return, Percent	24.08%	7.40%	6.71%
Standard Poors 500 S000025654 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 9,921	$ 9,921	$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	7,404	7,234	7,428	10,000
Average Annual Return, Percent	(1.18%)	6.96%	(0.08%)
Custom Invesco Multi Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Multi-Asset Income Index
Account Value	$ 16,249	$ 16,249	$ 16,249	13,611	13,036	15,619	13,635	12,853	11,440	11,513	10,543	10,213	10,000
Average Annual Return, Percent	19.38%	4.80%	4.97%
Bloomberg 3 month Treasury Bellwether Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-month Treasury Bellwether Index
Account Value	$ 11,857	$ 11,857	$ 11,857	11,247	10,717	10,632	10,627	10,530	10,280	10,109	10,036	10,004	10,000
Average Annual Return, Percent	5.43%	2.40%	1.72%
Dow Jones Brookfield Global Infrastructure Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net)
Account Value	$ 15,979	$ 15,979	$ 15,979	12,698	13,076	14,229	11,237	12,695	10,593	11,033	9,793	9,328	10,000
Average Annual Return, Percent	25.85%	4.71%	4.80%
JP Morgan Government Bond Index Emerging Markets GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index
Account Value	$ 9,942	$ 9,942	$ 9,942	9,141	8,054	10,102	10,018	10,415	9,010	9,645	9,169	8,258	10,000
Average Annual Return, Percent	8.76%	(0.92%)	(0.06%)
Custom Invesco Global Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Allocation Index
Account Value	$ 18,462	$ 18,462	$ 18,462	14,975	13,981	16,758	13,882	13,140	11,728	11,737	10,300	9,949	10,000
Average Annual Return, Percent	23.28%	7.04%	6.32%
Bloomberg Global Aggregate USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Account Value	$ 12,328	$ 12,328	$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
Average Annual Return, Percent	9.92%	0.33%	2.12%
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 12,031	$ 12,031	$ 12,031	11,241	11,169	11,791	10,711	10,329	9,977	10,342	9,668	9,795	10,000
Average Annual Return, Percent	7.03%	3.10%	1.87%
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,711	$ 12,711	$ 12,711	11,242	10,948	13,501	13,250	12,423	10,814	11,127	10,784	10,090	10,000
Average Annual Return, Percent	13.07%	0.46%	2.43%
FTSE Broad Investment Grade Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment Grade Bond Index
Account Value	$ 11,606	$ 11,606	$ 11,606	10,483	10,453	12,435	12,483	11,741	10,517	10,738	10,645	10,193	10,000
Average Annual Return, Percent	10.72%	(0.23%)	1.50%
FTSE Non U S Dollar World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. Dollar World Government Bond Index
Account Value	$ 8,643	$ 8,643	$ 8,643	7,976	7,872	10,879	11,371	10,830	9,913	10,142	10,069	9,381	10,000
Average Annual Return, Percent	8.36%	(4.41%)	(1.45%)
Custom Invesco International Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco International Bond Index
Account Value	$ 9,931	$ 9,931	$ 9,931	8,993	8,458	11,234	11,352	11,167	9,952	10,361	10,035	9,167	10,000
Average Annual Return, Percent	10.42%	(2.32%)	(0.07%)
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 13,340	$ 13,340	$ 13,340	11,289	10,418	13,742	13,161	13,034	11,398	11,921	11,213	10,039	10,000
Average Annual Return, Percent	18.16%	0.47%	2.92%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 28,880	$ 28,880	$ 28,880	$ 20,826	$ 20,151	$ 28,358	$ 20,339	$ 16,790	$ 14,118	$ 13,301	$ 10,536	$ 10,494	$ 10,000
Average Annual Return, Percent	38.67%	11.46%	11.19%